Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,149	$ 2,441
Less: accumulated depreciation	(2,416)	(2,289)
Property and equipment, net	733	152
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,531	1,350
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,121	905
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	185	186
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 312